Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Net Income and Comprehensive Income (Details) - NV5 Global, Inc.[Member] - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Schedule of Consolidated Statement of Net Income and Comprehensive Income [Line Items]
Gross revenues				$ 857,155
Direct costs:
Salaries and wages				215,608
Sub-consultant services				150,213
Other direct costs	$ 14,323	$ 27,074		65,088
Total direct costs				430,909
Gross profit	119,790	231,530		426,246
Operating expenses:
Salaries and wages, payroll taxes, and benefits	68,110	133,544		226,137
General and administrative				67,668
Facilities and facilities related				22,891
Depreciation and amortization	15,641	29,443		49,577
Total operating expenses	110,964	218,403		366,273
Income from operations				59,973
Interest expense				(12,970)
Income before income tax (expense) benefit				47,003
Provision (benefit) for income taxes	1,174	1,141		(3,279)
Net income	$ 5,394	$ 5,471		$ 43,724
Earnings per share:
Basic loss per Common Share (in Dollars per share)	$ 0.09	$ 0.09		$ 0.72
Diluted loss per Common Share (in Dollars per share)	$ 0.09	$ 0.09		$ 0.71
Weighted average common shares outstanding:
Weighted average common shares outstanding, basic (in Shares)	61,451,298	61,259,951	61,636,636	60,344,158	60,344,158	59,014,952
Weighted average Common Stock outstanding, diluted (in Shares)	62,684,701	62,630,525	62,879,073	61,897,301	61,897,301	61,040,741
Comprehensive income:
Foreign currency translation losses, net of tax				$ (18)
Comprehensive income	$ 5,218	$ 4,794		43,706
As Reported [Member]
Schedule of Consolidated Statement of Net Income and Comprehensive Income [Line Items]
Gross revenues				861,739
Direct costs:
Salaries and wages				215,608
Sub-consultant services				150,681
Other direct costs	14,323	27,074		65,088
Total direct costs				431,377
Gross profit	123,271	236,100		430,362
Operating expenses:
Salaries and wages, payroll taxes, and benefits	68,110	133,544		226,137
General and administrative				67,668
Facilities and facilities related				22,891
Depreciation and amortization	16,068	30,550		52,486
Total operating expenses	111,391	219,510		369,182
Income from operations				61,180
Interest expense				(12,970)
Income before income tax (expense) benefit				48,210
Provision (benefit) for income taxes	633	522		(3,597)
Net income	$ 7,907	$ 8,315		$ 44,613
Earnings per share:
Basic loss per Common Share (in Dollars per share)	$ 0.13	$ 0.14		$ 0.74
Diluted loss per Common Share (in Dollars per share)	$ 0.13	$ 0.13		$ 0.72
Weighted average common shares outstanding:
Weighted average common shares outstanding, basic (in Shares)	61,451,298	61,259,951		60,344,158
Weighted average Common Stock outstanding, diluted (in Shares)	62,684,701	62,630,525		61,897,301
Comprehensive income:
Foreign currency translation losses, net of tax				$ (18)
Comprehensive income	$ 7,731	$ 7,638		44,595
Adjustments [Member]
Schedule of Consolidated Statement of Net Income and Comprehensive Income [Line Items]
Gross revenues				(4,584)
Direct costs:
Salaries and wages
Sub-consultant services				(468)
Other direct costs
Total direct costs				(468)
Gross profit	(3,481)	(4,570)		(4,116)
Operating expenses:
Salaries and wages, payroll taxes, and benefits
General and administrative
Facilities and facilities related
Depreciation and amortization	(427)	(1,107)		(2,909)
Total operating expenses	(427)	(1,107)		(2,909)
Income from operations				(1,207)
Interest expense
Income before income tax (expense) benefit				(1,207)
Provision (benefit) for income taxes	541	619		318
Net income	$ (2,513)	$ (2,844)		$ (889)
Earnings per share:
Basic loss per Common Share (in Dollars per share)	$ (0.04)	$ (0.05)		$ (0.02)
Diluted loss per Common Share (in Dollars per share)	$ (0.04)	$ (0.04)		$ (0.01)
Weighted average common shares outstanding:
Weighted average common shares outstanding, basic (in Shares)
Weighted average Common Stock outstanding, diluted (in Shares)
Comprehensive income:
Foreign currency translation losses, net of tax
Comprehensive income	$ (2,513)	$ (2,844)		$ (889)